Long-term debt	12 Months Ended
Dec. 31, 2021
Long-term debt
Long-term debt

10. Long-term debt

The following table summarizes Vermilion’s outstanding long-term debt:

	As at
	Dec 31, 2021	Dec 31, 2020
Revolving credit facility	1,273,755	1,555,215
Senior unsecured notes	377,814	378,633
Long-term debt	1,651,569	1,933,848

The fair value of the revolving credit facility is equal to its carrying value due to the use of short-term borrowing instruments at market rates of interest. The fair value of the senior unsecured notes as at December 31, 2021 was $387.0 million (December 31, 2020 - $329.1 million).

The following table reconciles the change in Vermilion’s long-term debt:

	2021	2020
Balance at January 1	1,933,848	1,924,665
(Repayments) borrowings on the revolving credit facility	(341,259)	22,183
Amortization of transaction costs	778	833
Foreign exchange	58,202	(13,833)
Balance at December 31	1,651,569	1,933,848

Revolving credit facility

In Q1 2020, we negotiated an extension to our $2.1 billion revolving credit facility to extend the maturity to May 31, 2024.

As at December 31, 2021, Vermilion had in place a bank revolving credit facility maturing May 31, 2024 with the following terms:

	As at
	Dec 31, 2021	Dec 31, 2020
Total facility amount	2,100,000	2,100,000
Amount drawn	(1,273,755)	(1,555,215)
Letters of credit outstanding	(11,035)	(23,210)
Unutilized capacity	815,210	521,575

The facility can be extended from time to time at the option of the lenders and upon notice from Vermilion. If no extension is granted by the lenders, the amounts owing pursuant to the facility are due at the maturity date. The facility is secured by various fixed and floating charges against the subsidiaries of Vermilion.

The facility bears interest at a rate applicable to demand loans plus applicable margins.

As at December 31, 2021, the revolving credit facility was subject to the following financial covenants:

		As at
Financial covenant	Limit	Dec 31, 2021	Dec 31, 2020
Consolidated total debt to consolidated EBITDA	Less than 4.0	1.61	3.48
Consolidated total senior debt to consolidated EBITDA	Less than 3.5	1.24	2.82
Consolidated EBITDA to consolidated interest expense	Greater than 2.5	14.78	8.12

The financial covenants include financial measures defined within the revolving credit facility agreement that are not defined under IFRS. These financial measures are defined by the revolving credit facility agreement as follows:

●	Consolidated total debt: Includes all amounts classified as “Long-term debt” and “Lease obligations” (including the current portion included within “Accounts payable and accrued liabilities” but excluding operating leases as defined under IAS 17) on the balance sheet.
●	Consolidated total senior debt: Defined as consolidated total debt excluding unsecured and subordinated debt.
●	Consolidated EBITDA: Defined as consolidated net earnings before interest, income taxes, depreciation, accretion and certain other non-cash items, adjusted for the impact of the acquisition of a material subsidiary.
●	Consolidated total interest expense: Includes all amounts classified as “Interest expense”, but excludes interest on operating leases as defined under IAS 17.

In addition, our revolving credit facility has provisions relating to our liability management ratings in Alberta and Saskatchewan whereby if our security adjusted liability management ratings fall below specified limits in a province, a portion of the asset retirement obligations are included in the definitions of consolidated total debt and consolidated total senior debt. An event of default occurs if our security adjusted liability management ratings breach additional lower limits for a period greater than 90 days. As of December 31, 2021, Vermilion’s liability management ratings were higher than the specified levels, and as such, no amounts relating to asset retirement obligations were included in the calculation of consolidated total debt and consolidated total senior debt.

As at December 31, 2021 and December 31, 2020, Vermilion was in compliance with the above covenants.

Senior unsecured notes

On March 13, 2017, Vermilion issued US $300.0 million of senior unsecured notes at par. The notes bear interest at a rate of 5.625% per annum, to be paid semi-annually on March 15 and September 15. The notes mature on March 15, 2025. As direct senior unsecured obligations of Vermilion, the notes rank equally with existing and future senior unsecured indebtedness of the Company.

The senior unsecured notes were recognized at amortized cost and include the transaction costs directly related to the issuance.

Vermilion may redeem some or all of the senior unsecured notes at the redemption prices set forth in the following table plus any accrued and unpaid interest, if redeemed during the twelve-month period beginning on March 15 of each of the years indicated below:

Year	Redemption price
2021	102.813%
2022	101.406%
2023 and thereafter	100.000%